Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.9%
		Communication Services: 1.9%
54,403	(1)	Boingo Wireless, Inc.	$ 689,286	0.2
72,571		Cinemark Holdings, Inc.	1,883,943	0.5
171,719	(1)	Glu Mobile, Inc.	1,222,639	0.3
37,406	(1)	QuinStreet, Inc.	481,789	0.1
370,188	(1)	Vonage Holdings Corp.	3,316,885	0.8
		7,594,542		1.9

		Consumer Discretionary: 15.1%
141,288		Bloomin Brands, Inc.	2,541,771	0.6
42,062	(1)	Boot Barn Holdings, Inc.	1,290,041	0.3
120,470		Boyd Gaming Corp.	3,217,754	0.8
54,385		Brunswick Corp.	2,893,282	0.7
180,167		Callaway Golf Co.	3,059,236	0.8
21,208		Carter's, Inc.	1,939,896	0.5
136,213	(1),(2)	Chegg, Inc.	5,340,912	1.3
121,759	(1)	CROCS, Inc.	3,186,433	0.8
21,591	(1)	Deckers Outdoor Corp.	3,752,516	0.9
22,566	(1)	Five Below, Inc.	2,187,774	0.5
99,039		Guess?, Inc.	1,604,432	0.4
30,396	(1)	Helen of Troy Ltd.	5,003,181	1.2
18,650		Jack in the Box, Inc.	1,284,239	0.3
41,687		LCI Industries	4,024,880	1.0
45,542	(1)	LGI Homes, Inc.	3,431,590	0.8
22,138		Lithia Motors, Inc.	2,637,964	0.7
37,156	(1)	Planet Fitness, Inc.	2,507,658	0.6
41,130	(1),(2)	RealReal, Inc./The	575,409	0.1
9,002	(1),(2)	RH	1,632,963	0.4
21,894		Strategic Education, Inc.	3,226,738	0.8
64,279		Texas Roadhouse, Inc.	3,613,765	0.9
4,893	(1)	Wingstop, Inc.	412,694	0.1
47,607		Winnebago Industries	2,470,327	0.6
		61,835,455		15.1

		Consumer Staples: 3.3%
124,806	(1)	BJ's Wholesale Club Holdings, Inc.	2,403,764	0.6
68,492	(2)	Energizer Holdings, Inc.	2,944,471	0.7
109,551	(1)	Grocery Outlet Holding Corp.	3,467,289	0.9
108,758	(1)	Performance Food Group Co.	4,611,339	1.1
		13,426,863		3.3

		Energy: 0.8%
370,630	(1)	Callon Petroleum Co.	841,330	0.2
33,262	(1)	Dril-Quip, Inc.	1,184,793	0.3
96,303		Parsley Energy, Inc.	1,290,460	0.3
		3,316,583		0.8

		Financials: 4.5%
99,054		Essent Group Ltd.	4,322,717	1.1
51,958		Evercore, Inc.	3,461,442	0.8
50,879		First American Financial Corp.	2,905,191	0.7
29,217		Independent Bank Group, Inc.	1,352,455	0.3
18,035		Signature Bank	2,256,178	0.6
102,760		Sterling Bancorp	1,703,761	0.4
49,503		Wintrust Financial Corp.	2,643,955	0.6
		18,645,699		4.5

		Health Care: 27.6%
89,614	(1),(2)	Aerie Pharmaceuticals, Inc.	1,568,245	0.4
35,603	(1)	Amedisys, Inc.	6,195,278	1.5
216,542	(1)	Amicus Therapeutics, Inc.	2,066,893	0.5
83,559	(1)	Amphastar Pharmaceuticals, Inc.	1,285,973	0.3
46,346	(1)	Arena Pharmaceuticals, Inc.	2,067,032	0.5
70,352	(1)	Arrowhead Pharmaceuticals, Inc.	2,487,647	0.6
37,847	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,671,324	0.4
37,606	(1)	Blueprint Medicines Corp.	2,035,613	0.5
36,710		Conmed Corp.	3,474,234	0.8
52,213	(1)	Dicerna Pharmaceuticals, Inc.	1,030,685	0.2
31,937	(1)	Emergent Biosolutions, Inc.	1,874,063	0.5
39,755		Encompass Health Corp.	2,975,264	0.7
52,545	(1)	Epizyme, Inc.	1,126,039	0.3
178,050	(1),(2)	Evolent Health, Inc.	1,645,182	0.4
54,868	(1)	FibroGen, Inc.	2,293,482	0.6
25,512	(1)	G1 Therapeutics, Inc.	457,685	0.1
27,577	(1)	Global Blood Therapeutics, Inc.	1,763,825	0.4
33,331	(1)	Haemonetics Corp.	3,610,747	0.9
36,707		Hill-Rom Holdings, Inc.	3,525,707	0.9
173,216	(1)	HMS Holdings Corp.	3,978,772	1.0
11,348	(1)	Homology Medicines, Inc.	181,568	0.0
26,954	(1)	Horizon Therapeutics Plc	922,366	0.2
121,919	(1)	Immunomedics, Inc.	1,950,704	0.5
27,594	(1)	Inogen, Inc.	1,263,253	0.3
68,209	(1)	Insmed, Inc.	1,698,404	0.4
22,624	(1)	Intercept Pharmaceuticals, Inc.	2,080,051	0.5
96,568	(1)	Iovance Biotherapeutics, Inc.	3,178,053	0.8
20,920	(1)	Krystal Biotech, Inc.	1,118,174	0.3
151,079	(1)	Lantheus Holdings, Inc.	2,349,279	0.6
43,865	(1)	Magellan Health, Inc.	2,632,339	0.6
75,827	(1)	Merit Medical Systems, Inc.	2,730,530	0.7
65,489	(1)	Momenta Pharmaceuticals, Inc.	1,852,684	0.4
32,375	(1),(2)	MyoKardia, Inc.	2,052,251	0.5
36,903	(1)	Novocure Ltd.	2,684,693	0.7
40,707	(1)	Omnicell, Inc.	3,316,399	0.8
35,454	(1)	PetIQ, Inc.	1,102,619	0.3
33,931	(1)	Phreesia, Inc.	1,053,218	0.3
51,602	(1)	PTC Therapeutics, Inc.	2,829,854	0.7
21,238	(1)	Quidel Corp.	1,640,423	0.4
275,318	(1)	R1 RCM, Inc.	3,380,905	0.8
7,396	(1)	Reata Pharmaceuticals, Inc.	1,440,371	0.3
30,301	(1)	REGENXBIO, Inc.	1,212,040	0.3
61,847	(1)	Repligen Corp.	5,294,103	1.3
56,657	(1)	Rocket Pharmaceuticals, Inc.	1,104,245	0.3

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
158,635	(1)	Select Medical Holdings Corp.	$ 3,797,722	0.9
61,660	(1)	Syneos Health, Inc.	3,906,161	0.9
49,817	(1)	Tandem Diabetes Care, Inc.	3,719,337	0.9
39,864	(1),(2)	Teladoc Health, Inc.	4,981,406	1.2
36,616	(1),(2)	UroGen Pharma Ltd.	998,152	0.2
		113,604,994		27.6

		Industrials: 20.6%
174,891	(1)	Air Transport Services Group, Inc.	3,130,549	0.8
52,125		Altra Industrial Motion Corp.	1,570,005	0.4
66,453		Brink's Co.	5,202,605	1.3
44,379		Crane Co.	3,015,553	0.7
25,465		Curtiss-Wright Corp.	3,054,272	0.7
62,013		EMCOR Group, Inc.	4,770,040	1.2
53,768		Exponent, Inc.	3,960,013	1.0
32,189	(1)	FTI Consulting, Inc.	3,624,160	0.9
47,641	(1)	Generac Holdings, Inc.	4,906,547	1.2
47,184		Insperity, Inc.	3,174,068	0.8
49,804		John Bean Technologies Corp.	4,824,015	1.2
24,598		Lindsay Corp.	2,435,940	0.6
44,303		McGrath Rentcorp	3,076,843	0.7
43,745		Regal Beloit Corp.	3,396,362	0.8
40,955	(1)	Saia, Inc.	3,575,781	0.9
46,838		Simpson Manufacturing Co., Inc.	3,720,342	0.9
37,804		Tennant Co.	2,704,498	0.6
58,916		Tetra Tech, Inc.	4,764,537	1.1
54,553	(1)	Trex Co., Inc.	5,217,995	1.3
80,847		US Ecology, Inc.	3,400,425	0.8
38,677		Watts Water Technologies, Inc.	3,632,157	0.9
293,219	(1)	Welbilt, Inc.	3,876,355	0.9
35,712		Woodward, Inc.	3,685,478	0.9
		84,718,540		20.6

		Information Technology: 22.4%
62,417	(1)	Advanced Energy Industries, Inc.	3,712,251	0.9
34,245	(1)	Avalara, Inc.	2,902,264	0.7
15,326	(1)	CACI International, Inc.	3,755,177	0.9
75,061	(1)	Ciena Corp.	2,886,095	0.7
84,344	(1)	Cornerstone OnDemand, Inc.	3,460,634	0.8
88,133		CSG Systems International, Inc.	3,899,885	1.0
50,045	(1)	Enphase Energy, Inc.	2,450,704	0.6
52,123	(1)	Envestnet, Inc.	3,934,244	1.0
25,445	(1)	Euronet Worldwide, Inc.	3,156,198	0.8
120,613		EVERTEC, Inc.	3,579,794	0.9
73,092	(1)	Five9, Inc.	5,337,909	1.3
56,765	(1)	Inphi Corp.	4,238,075	1.0
56,123		j2 Global, Inc.	4,901,222	1.2
71,267	(1)	LiveRamp Holdings, Inc.	2,525,703	0.6
31,070	(1)	Lumentum Holdings, Inc.	2,417,867	0.6
90,076	(1)	Onto Innovation, Inc.	2,753,623	0.7
52,836	(1)	OSI Systems, Inc.	4,293,982	1.1
23,448	(1)	Proofpoint, Inc.	2,500,729	0.6
43,270	(1)	Q2 Holdings, Inc.	3,261,260	0.8
81,004	(1)	Rapid7, Inc.	3,750,485	0.9
58,636	(1)	RealPage, Inc.	3,758,568	0.9
132,997	(1)	SailPoint Technologies Holding, Inc.	3,367,484	0.8
52,508	(1)	Silicon Laboratories, Inc.	4,656,409	1.1
66,022	(1)	Verint Systems, Inc.	3,623,287	0.9
146,400	(1)	Verra Mobility Corp.	2,217,228	0.5
352,486	(1)	Viavi Solutions, Inc.	4,649,290	1.1
		91,990,367		22.4

		Materials: 2.2%
50,138		Compass Minerals International, Inc.	2,735,028	0.7
42,374		Minerals Technologies, Inc.	1,901,321	0.4
74,755		PolyOne Corp.	1,850,934	0.4
55,828		Sensient Technologies Corp.	2,745,621	0.7
		9,232,904		2.2

		Real Estate: 2.5%
114,750		Americold Realty Trust	3,519,383	0.9
78,748		QTS Realty Trust, Inc.	4,423,275	1.1
31,687		Ryman Hospitality Properties	2,202,563	0.5
		10,145,221		2.5

	Total Common Stock
	(Cost $430,142,925)	414,511,168		100.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Repurchase Agreements: 3.5%
601,396	(3)	Bank of America Inc., Repurchase Agreement dated 02/28/20, 1.59%, due 03/02/20 (Repurchase Amount $601,475, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $613,424, due 04/30/21-08/15/32)	601,396	0.2
3,054,132	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 02/28/20, 1.62%, due 03/02/20 (Repurchase Amount $3,054,539, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,115,215, due 04/30/20-01/20/70)	3,054,132	0.7

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
2,529,132	(3) Citadel Securities LLC, Repurchase Agreement dated 02/28/20, 1.67%, due 03/02/20 (Repurchase Amount $2,529,479, collateralized by various U.S. Government Securities, 0.000%-7.125%, Market Value plus accrued interest $2,607,030, due 02/29/20-09/09/49)	$ 2,529,132	0.6
1,171,439	(3) Guggenheim Securities LLC, Repurchase Agreement dated 02/28/20, 1.64%, due 03/02/20 (Repurchase Amount $1,171,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.272%-6.000%, Market Value plus accrued interest $1,194,868, due 07/01/25-07/20/69)	1,171,439	0.3
1,655,576	(3) Millennium Fixed Income Ltd., Repurchase Agreement dated 02/28/20, 1.74%, due 03/02/20 (Repurchase Amount $1,655,813, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $1,688,688, due 04/15/20)	1,655,576	0.4
3,381,323	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/20, 1.61%, due 03/02/20 (Repurchase Amount $3,381,770, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $3,448,950, due 04/01/34-02/20/50)	3,381,323	0.8
2,134,177	(3) Ronin Capital LLC, Repurchase Agreement dated 02/28/20, 1.65%, due 03/02/20 (Repurchase Amount $2,134,466, collateralized by various U.S. Government Securities, 1.375%-5.000%, Market Value plus accrued interest $2,176,861, due 02/15/23-11/15/49)	2,134,177	0.5

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $14,527,175)	14,527,175	3.5

	Total Investments in Securities (Cost $444,670,100)	$ 429,038,343	104.4
	Liabilities in Excess of Other Assets	(18,082,658)	(4.4)
	Net Assets	$ 410,955,685	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 414,098,474	$ –	$ –	$ 414,511,168
Short-Term Investments	–	14,527,175	–	14,527,175
Total Investments, at fair value	$ 414,098,474	$ 14,527,175	$ –	$ 429,038,343

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $455,673,996.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 25,875,556
Gross Unrealized Depreciation	(52,511,209)
Net Unrealized Depreciation	$ (26,635,653)